March 4, 2021

VIA ELECTRONIC TRANSMISSION

Re:     SHP ETF Trust

Dear SEC Staff:

On behalf of SHP ETF Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, the Trust's Registration Statement on Form N-1A. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench